Merger - Additional Information (Detail) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Jul. 23, 2015 USD ($) $ / shares shares	Sep. 30, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares
Business Acquisition [Line Items]
Common stock, shares authorized	300,000,000	90,000,000	88,000,000	81,000,000
Reverse stock split, description		on July 23, 2015, ViewRay Technologies, Inc. effected a 2.975-for-1 stock split of its then outstanding common stock and convertible preferred stock (collectively referred to as "Capital Stock") and convertible preferred stock warrants, in which (i) each share of outstanding Capital Stock was increased into 2.975 shares of Capital Stock; (ii) the number of outstanding options to purchase each Capital Stock was proportionately increased on a 2.975-for-1 basis; (iii) number of shares reserved for future option grants under the 2008 Plan were proportionately increased on a 2.975-for-1 basis; (iv) the exercise price of each such outstanding option was proportionately decreased on a 2.975-for-1 basis; and (v) each share of outstanding convertible preferred stock warrant was increased into 2.975 shares of convertible preferred stock warrant. All of the share and per share amounts have been adjusted, on a retroactive basis, to reflect this 2.975-for-1 stock split.
Reverse stock split, conversion ratio	0.02975
Common stock, shares outstanding		38,200,088	907,037	878,717
Common stock reserved for issuance			32,326,764	29,736,334
Options to purchase shares granted to employees		1,911,137	1,642,799	1,190,349
Common stock shares adopted under ESPP	285,621
Holders Of Mirax
Business Acquisition [Line Items]
Common stock, shares outstanding	1,000,005
Percentage of common stock on diluted basis	2.10%
Former Holders Of View Ray Technologies Inc
Business Acquisition [Line Items]
Common stock, shares outstanding	34,715,582
Percentage of stock owned by former stockholders	72.70%
Convertible warrants	128,231
Percentage of common stock warrants on diluted basis	0.30%
Placement Agents
Business Acquisition [Line Items]
Percentage of common stock on diluted basis	0.40%
Common stock issued as warrants	198,760
Two Thousand Eight And Two Thousand Fifteen Incentive Plan
Business Acquisition [Line Items]
Percentage of common stock on diluted basis	19.30%
Common stock reserved for issuance	9,225,397
2015 Equity Incentive Plan
Business Acquisition [Line Items]
Options to purchase shares granted to employees	1,507,147
Private Placement
Business Acquisition [Line Items]
Private placement, value | $	$ 26.2
Private placement, common shares	5,884,504
Sales of share common stock, per share | $ / shares	$ 5.00
Percentage of common stock on diluted basis	12.30%
Private Placement | Investor
Business Acquisition [Line Items]
Private placement, value | $	$ 17.0
Private Placement | Holders Of Mirax
Business Acquisition [Line Items]
Common stock, shares outstanding	1,000,005
Private Placement | Majority Shareholder
Business Acquisition [Line Items]
Percentage of stock owned by former stockholders	90.90%
Private Placement | Former Holders Of View Ray Technologies Inc
Business Acquisition [Line Items]
Private placement, common shares	3,400,003
Private Placement | New Share Holders
Business Acquisition [Line Items]
Private placement, common shares	2,484,501
Blank Check Preferred Stock
Business Acquisition [Line Items]
Preferred stock, shares authorized	10,000,000
Preferred stock, par value | $ / shares	$ 0.01